COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Jun. 11, 2020	Apr. 01, 2025	Apr. 01, 2024	Apr. 01, 2023	Sep. 30, 2022	Jun. 02, 2022	Dec. 31, 2021
Stock Incentive Plan 2022 [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Shares authorized under the plan					20,000,000
Plan 2019 [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Shares authorized under the plan					5,000,000
Plan 2019 [Member] | April 12023 [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Shares authorized under the plan						1,500,000
Plan 2019 [Member] | April 12024 [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Shares authorized under the plan						2,500,000
Plan 2019 [Member] | April 120241 [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Shares authorized under the plan						3,000,000
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt Forgiveness	$ 185,000
Salaries payable					$ 151,204		$ 145,844
Chief Executive Officer [Member] | Stock Incentive Plan 2022 [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		3,000,000	2,500,000	1,500,000
Chief Executive Officer [Member] | Plan 2019 [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Shares authorized under the plan					7,000,000
Chief Operating Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt Forgiveness	$ 103,250
Salaries payable					$ 133,248		$ 145,844